Form 8-K	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	LKQ CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42002
Entity Tax Identification Number	36-4215970
Entity Address, Address Line One	5846 Crossings Boulevard
Entity Address, City or Town	Antioch
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37013
City Area Code	615
Local Phone Number	781-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001065696
Amendment Flag	false
Common Stock, par value $.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	LKQ
Security Exchange Name	NASDAQ
Euro Notes (2031)
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Notes due 2031
Trading Symbol	LKQ31
Security Exchange Name	NASDAQ